STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
General and administrative (includes director fees in the amount of $8, $7 and $2 in 2020, 2019 and 2018, respectively)	$ 48	$ 45	$ 58
Operating loss	(48)	(45)	(58)
Financial income, net	25	49	23
Net profit (loss)	$ (23)	$ 4	$ (35)
Per share data-
Basic and diluted earnings (loss) (in Dollars per share)	$ (0.018)	$ 0.003	$ (0.028)
Shares used in computing earnings (loss) per ordinary share:
Basic and diluted (in Shares)	1,255,640	1,255,640	1,255,640